Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Common Stock	Additional paid-in capital	Accumulated deficits	Accumulated other comprehensive income (loss)	Total
Balance at Mar. 31, 2020		$ 34,667	$ 17,161,346	$ (7,204,000)	$ (590,660)	$ 9,401,353
Balance (in Shares) at Mar. 31, 2020	[1]	433,346
Net loss				(2,748,183)		(2,748,183)
Issuance of shares for convertible note principal and interest partial settlement		$ 27,390	7,653,401			7,680,791
Issuance of shares for convertible note principal and interest partial settlement (in Shares)	[1]	342,374
Issuance of warrants to a third party			509,000			509,000
Share issuance due to reverse-split round up
Share issuance due to reverse-split round up (in Shares)	[1]	535
Foreign currency translation gain (loss)					1,118,446	1,118,446
Balance at Mar. 31, 2021		$ 62,057	25,323,747	(9,952,183)	527,786	15,961,407
Balance (in Shares) at Mar. 31, 2021	[1]	776,255
Adoption of ASU 2020-06			(351,536)	9,917		(341,619)
Net loss				(5,736,095)		(5,736,095)
Shares issued as employee incentives		$ 9,300	2,295,097			2,304,397
Shares issued as employee incentives (in Shares)	[1]	116,250
Net Proceeds from the public offering		$ 91,111	3,023,995			3,115,106
Net Proceeds from the public offering (in Shares)	[1]	1,138,889
Issuance of the convertible note			351,537			351,537
Foreign currency translation gain (loss)					428,356	428,356
Balance at Mar. 31, 2022		$ 162,468	30,994,376	(15,688,278)	956,142	16,424,708
Balance (in Shares) at Mar. 31, 2022	[1]	2,031,394
Net loss				(5,934,772)		(5,934,772)
Shares issued as employee incentives		$ 24,377	530,194			554,571
Shares issued as employee incentives (in Shares)	[1]	304,709
Shares issued under share purchase agreements		$ 267,995	2,926,832			3,194,827
Shares issued under share purchase agreements (in Shares)	[1]	3,349,936
Shares subscribed			(1,000,000)			(1,000,000)
Issuance of shares for convertible note principal and interest partial settlement		$ 458,945	2,488,348			2,947,293
Issuance of shares for convertible note principal and interest partial settlement (in Shares)	[1]	5,736,811
Share issuance due to reverse-split round up
Share issuance due to reverse-split round up (in Shares)	[1]	11,279
Foreign currency translation gain (loss)					(1,153,713)	(1,153,713)
Balance at Mar. 31, 2023		$ 913,785	$ 35,588,214	$ (21,613,133)	$ (197,571)	$ 14,691,295
Balance (in Shares) at Mar. 31, 2023	[1]	11,434,129

[1]	Retrospectively restated for effect of reverse stock split on February 22, 2021 and May 19, 2022.